INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Accumulated other comprehensive income		$ 3,202,969		$ 2,546,259
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		1,918		(11,547)		$ (1,718)
Other comprehensive income, net of tax, exchange differences on translation		1,043,593		412,878		(672,684)
Investments in associates	[1]	1,710,969		1,327,610
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		161,923	[2]	239,333	[3]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		$ 174,734		$ 831		$ (13,375)
Proteccion S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Administration of pension funds and severances		Administration of pension funds and severances
Principal place of business of associate		Colombia		Colombia
Proportion of ownership interest in associate		20.58%		20.58%
Accumulated other comprehensive income		$ 15,423	[4]	$ 12,465	[5]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		2,958	[6]	1,236	[7]
Other comprehensive income, net of tax, exchange differences on translation		0	[8]	0	[9]
Investments in associates		478,482		471,312
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		42,057	[2]	$ 72,576	[3]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10]	$ (819)
PA Viva Malls [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Development and operation of commercial spaces	[11]	Development and operation of commercial spaces
Principal place of business of associate		Colombia	[11]	Colombia
Proportion of ownership interest in associate		49.00%	[11]	49.00%
Accumulated other comprehensive income		$ 0	[4],[11]	$ 0	[5]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[6],[11]	0	[7]
Other comprehensive income, net of tax, exchange differences on translation		0	[8],[11]	0	[9]
Investments in associates		1,119,973	[11]	757,886
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		96,201	[2],[11]	$ 144,146	[3]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[11]	$ 0
Titularizadora Colombiana S.A. Hitos [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Mortgage portfolio securities	[12]	Mortgage portfolio securities	[13]
Principal place of business of associate		Colombia	[12]	Colombia	[13]
Proportion of ownership interest in associate		26.98%	[12]	26.98%	[13]
Accumulated other comprehensive income		$ (1,483)	[4],[12]	$ (1,389)	[5],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(94)	[6],[12]	(768)	[7],[13]
Other comprehensive income, net of tax, exchange differences on translation		0	[8],[12]	0	[9],[13]
Investments in associates		37,391	[12]	35,346	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		4,962	[2],[12]	$ 3,305	[3],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[12]	$ 40
Redeban Multicolor S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Network data transmission services	[12]	Network data transmission services	[13]
Principal place of business of associate		Colombia	[12]	Colombia	[13]
Proportion of ownership interest in associate		20.36%	[12]	20.36%	[13]
Accumulated other comprehensive income		$ (651)	[4],[12]	$ (651)	[5],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[6],[12]	0	[7],[13]
Other comprehensive income, net of tax, exchange differences on translation		0	[8],[12]	0	[9],[13]
Investments in associates		19,105	[12]	17,951	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		2,203	[2],[12]	$ 1,906	[3],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[12]	$ 45
Avefarma S.A.S [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Manufacture and distribution of glass packing for pharmaceutical products	[14]	Manufacture and distribution of glass packing for pharmaceutical products	[13],[15]
Principal place of business of associate		Colombia	[14]	Colombia	[13],[15]
Proportion of ownership interest in associate		21.00%	[14]	21.00%	[13],[15]
Accumulated other comprehensive income		$ (11,704)	[4],[14]	$ (11,704)	[5],[13],[15]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[6],[14]	(10,831)	[7],[13],[15]
Other comprehensive income, net of tax, exchange differences on translation		0	[8],[14]	0	[9],[13],[15]
Investments in associates		0	[14]	0	[13],[15]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	[2],[14]	$ 6,307	[3],[13],[15]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[14]	$ 0
Panamerican Pharmaceutical Holding Inc. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Advisory services, consultation, representation, agent for individuals or company	[14]	Advisory services, consultation, representation, agent for individuals or company	[13],[15]
Principal place of business of associate		Panama	[14]	Panama	[13],[15]
Proportion of ownership interest in associate		21.00%	[14]	21.00%	[13],[15]
Accumulated other comprehensive income		$ (1,486)	[4],[14]	$ (1,417)	[5],[13],[15]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(69)	[6],[14]	196	[7],[13],[15]
Other comprehensive income, net of tax, exchange differences on translation		(785)	[8],[14]	(67)	[9],[13],[15]
Investments in associates		0	[14]	0	[13],[15]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	[2],[14]	$ (1,171)	[3],[13],[15]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[14]	$ 0
Internacional Ejecutiva de Aviacion S.A.S. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Aircraft and aircraft travel		Aircraft and aircraft travel	[13]
Principal place of business of associate		Colombia		Colombia	[13]
Proportion of ownership interest in associate		33.33%		33.33%	[13]
Accumulated other comprehensive income		$ (4)	[4]	$ 209	[5],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(213)	[6]	0	[7],[13]
Other comprehensive income, net of tax, exchange differences on translation		0	[8]	0	[9],[13]
Investments in associates		12,503		10,707	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		2,008	[2]	$ 1,071	[3],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10]	$ 0
Reintegra S.A.S. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Collections and recovery of portfolio	[16]	Collections and recovery of portfolio	[13]
Principal place of business of associate		Colombia	[16]	Colombia	[13]
Proportion of ownership interest in associate		46.00%	[16]	46.00%	[13]
Accumulated other comprehensive income		$ 1,742	[4],[16]	$ 1,742	[5],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[6],[16]	(1,754)	[7],[13]
Other comprehensive income, net of tax, exchange differences on translation		0	[8],[16]	0	[9],[13]
Investments in associates		8,594	[16]	7,155	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,939	[2],[16]	$ 1,471	[3],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[16]	$ (26)
ACH Colombia S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Electronic transfer services	[12]	Electronic transfer services	[13]
Principal place of business of associate		Colombia	[12]	Colombia	[13]
Proportion of ownership interest in associate		19.94%	[12]	19.94%	[13]
Accumulated other comprehensive income		$ (952)	[4],[12]	$ (952)	[5],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[6],[12]	0	[7],[13]
Other comprehensive income, net of tax, exchange differences on translation		0	[8],[12]	0	[9],[13]
Investments in associates		8,313	[12]	7,338	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		3,871	[2],[12]	$ 3,109	[3],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[12]	$ 79
Concesiones CCFC S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Construction of public works through an awarding system	[12]	Construction of public works through an awarding system
Principal place of business of associate		Colombia	[12]	Colombia
Proportion of ownership interest in associate		25.50%	[12]	25.50%
Accumulated other comprehensive income		$ (757)	[4],[12]	$ (756)	[5]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(1)	[6],[12]	(3)	[7]
Other comprehensive income, net of tax, exchange differences on translation		0	[8],[12]	0	[9]
Investments in associates		13,063	[12]	9,383
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		6,794	[2],[12]	$ 6,756	[3]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[12]	$ 34
Servicio Salvadoreno de Proteccion, S. A. de C.V. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Custodial services and transfer of monetary types	[12]	Custodial services and transfer of monetary types	[13]
Principal place of business of associate		El Salvador	[12]	El Salvador	[13]
Proportion of ownership interest in associate		25.00%	[12]	25.00%	[13]
Accumulated other comprehensive income		$ (727)	[4],[12]	$ (727)	[5],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[6],[12]	238	[7],[13]
Other comprehensive income, net of tax, exchange differences on translation		(30)	[8],[12]	153	[9],[13]
Investments in associates		8,867	[12]	6,219	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,905	[2],[12]	$ 418	[3],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[12]	$ (16)
Servicios Financieros, S.A. de C.V. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Processing of financial transactions and electronic payment methods	[12]	Processing of financial transactions and electronic payment methods	[13]
Principal place of business of associate		El Salvador	[12]	El Salvador	[13]
Proportion of ownership interest in associate		47.86%	[12]	47.86%	[13]
Accumulated other comprehensive income		$ 9	[4],[12]	$ 9	[5],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[6],[12]	0	[7],[13]
Other comprehensive income, net of tax, exchange differences on translation		(7)	[8],[12]	(5)	[9],[13]
Investments in associates		3,420	[12]	3,302	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(160)	[2],[12]	$ (226)	[3],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[12]	$ 0
Glassfarma Tech S.A.S [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Manufacturing, elaboration and commercialization of packages and pharmaceutical products	[14]	Manufacturing, elaboration and commercialization of packages and pharmaceutical products	[13],[15]
Principal place of business of associate		Colombia	[14]	Colombia	[13],[15]
Proportion of ownership interest in associate		21.00%	[14]	21.00%	[13],[15]
Accumulated other comprehensive income		$ 127	[4],[14]	$ 127	[5],[13],[15]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[6],[14]	139	[7],[13],[15]
Other comprehensive income, net of tax, exchange differences on translation		0	[8],[14]	0	[9],[13],[15]
Investments in associates		0	[14]	0	[13],[15]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	[2],[14]	$ (458)	[3],[13],[15]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[14]	$ 0
ACH de El Salvador, S. A. de C.V. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Electronic transfer services	[12]	Electronic transfer services	[13]
Principal place of business of associate		El Salvador	[12]	El Salvador	[13]
Proportion of ownership interest in associate		25.00%	[12]	25.00%	[13]
Accumulated other comprehensive income		$ 6	[4],[12]	$ 6	[5],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[6],[12]	0	[7],[13]
Other comprehensive income, net of tax, exchange differences on translation		(64)	[8],[12]	(1)	[9],[13]
Investments in associates		1,258	[12]	1,011	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		143	[2],[12]	$ 123	[3],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[10],[12]	$ 0

[1]	As of December 31, 2018 and 2017, the amount includes investments in associates at fair value for COP 1,119,973 and COP 757,886, respectively and investments in associates accounted for by the equity method for COP 590,996 and COP 569,724 respectively. See note 29 Fair value of assets and liabilities.
[2]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2018. See note 24.5 Dividends received, and share of profits of equity method investees
[3]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2017. See note 24.5 Dividends received, and share of profits of equity method investees
[4]	Corresponds to the accumulated other comprehensive income as of December 31, 2018.
[5]	Corresponds to the accumulated other comprehensive income as of December 31, 2017.
[6]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2018.
[7]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2017.
[8]	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2018.
[9]	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2017.
[10]	Corresponds to the other comprehensive income as deferred tax for the year ended December 31, 2018.
[11]	During 2018, the Bank increases its capital contribution in P.A Viva Malls by COP 274,951
[12]	For the purposes of applying the equity method of accounting, financial statements as of November 30, 2018 have been used. However, the Bank does not consider that appropriate adjustments have to be made since no significant transactions took place between that date and December 31, 2018.
[13]	For the purposes of applying the equity method of accounting, financial statements as of November 30, 2017 have been used, except for Redeban Multicolor S.A., for which we use the financial statements ended as of October 31, 2017. However, the Bank does not consider that appropriate adjustments have to be made since no significant transactions took place between those dates and December 31, 2017.
[14]	As of December 31, 2018 the investment in Avefarma S.A.S., Glassfarma Tech S.A.S and Panamerican Pharmaceutical Holding inc are still classified as "assets held for sale". See note 12. Assets held for sale and inventories.
[15]	As of December 31, 2017 the Bank classified the investment in Avefarma S.A.S., Glassfarma Tech S.A.S and Panamerican Pharmaceutical Holding inc as "assets held for sale", due to the fact that the management has currently been implementing a plan to sell these assets. See note 12 assets held for sale and inventories.
[16]	During 2018, the Bank increases its capital contribution in Reintegra S.A.S by COP 1,152